Income Taxes - Schedule of a Reconciliation of the Company's Effective Tax Rate to the U.S. Federal Statutory Income Tax Rate (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Federal statutory rate, Amount					$ 1,912,292	$ 1,997,362
Federal statutory rate, Percent			21.00%		21.00%	21.00%
Foreign Tax Effect, Amount					$ (2,665)	$ (2,719)
Foreign Tax Effect, Percent					0.00%	(0.03%)
Permanent Differences, Amount					$ 1,934	$ 3,811
Permanent Differences, Percent					0.00%	0.04%
Valuation allowance, Amount					$ (1,794,202)	$ (1,987,047)
Valuation allowance, Percent					(19.70%)	(20.89%)
Effect of cross-border tax laws, Amount					$ (7,628)	$ (7,482)
Effect of cross-border tax laws, Percent					(0.10%)	(0.08%)
Nontaxable or nondeductible items, Amount					$ (99,885)	$ (9,177)
Nontaxable or nondeductible items, Percent					(1.10%)	(0.10%)
Other, Amount					$ (18,729)	$ 0
Other, Percent					(0.20%)	0.00%
Effective tax rate, Amount	$ (10,000)	$ (1,000)	$ (8,000)	$ (7,000)	$ (8,883)	$ (5,252)
Effective tax rate, Percent	(1.00%)	(1.00%)	(1.00%)	(1.00%)	(0.10%)	(0.06%)